EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)
Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator				Assets That Were Subject of Demand(3)(4)				Assets That Were Repurchased or Replaced(3)(5)				Assets Pending Repurchase or Replacement (within cure period)(3)(6)				Demand In Dispute(3)(7)				Demand Withdrawn(3)(8)				Demand Rejected(3)(9)
			(#)	($)		(% of principal balance)	(#)	($)		(% of principal balance)	(#)	($)		(% of principal balance)	(#)	($)		(% of principal balance)	(#)	($)		(% of principal balance)	(#)	($)		(% of principal balance)	(#)	($)		(% of principal balance)
BSABS 2002-AC1 CIK#: 0001168564	X	FIRST GUARANTY MORTGAGE CORPORATION	254		$40,219,096.00	7.23%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST NATIONAL BANK OF NEVADA	977		$168,184,315.00	30.23%	1		$2,712.36	0.03%	-		$-	0.00%	-		$-	0.00%	1		$2,712.36	0.03%	-		$-	0.00%	-		$-	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	851		$256,346,305.00	46.08%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		HOMEBANC MORTGAGE CORPORATION	6		$988,250.00	0.18%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NATIONAL CITY MORTGAGE CO.	441		$72,917,546.00	13.11%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PHH MORTGAGE	83		$14,749,325.00	2.65%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		TAYLOR BEAN & WHITAKER MORTGAGE CORP	19		$2,889,475.00	0.52%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
Total			2,631		$556,294,312.00	100.00%	1		$2,712.36	0.03%	-		$-	0.00%	-		$-	0.00%	1		$2,712.36	0.03%	-		$-	0.00%	-		$-	0.00%
BSABS 2003-2 CIK#: 0001250927	X	AAMES CAPITAL CORPORATION	473		$45,704,920.09	8.85%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ALLIANCE	2		$122,676.07	0.02%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ALTERNA MORTGAGE COMPANY	1		$10,989.36	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		APPROVED FINANCIAL FED	73		$5,541,213.14	1.07%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		BANK OF AMERICA	246		$47,314,454.19	9.16%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		BEAR STEARNS	1,574		$72,585,443.38	14.05%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		CHAPEL MORTGAGE CORPORATION	103		$7,600,366.28	1.47%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		CHASE MANHATTAN MORTGAGE	7		$372,236.64	0.07%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		EMC Mortgage	141		$9,190,788.77	1.78%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ENTRUST MORTGAGE, INC.	8		$303,909.02	0.06%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		EQUIFIRST CORPORATION	1		$71,348.73	0.01%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST GUARANTY MORTGAGE CORPORATION	58		$1,853,478.38	0.36%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST HORIZON HOME LOAN CORPORATION	26		$4,695,500.06	0.91%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST NATIONAL BANK OF NEVADA	7		$2,057,980.54	0.40%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRSTAR	1		$43,022.15	0.01%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FLICK MORTGAGE INVESTORS, INC	1		$87,079.67	0.02%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FREMONT INVESTMENT & LOAN	40		$1,696,849.87	0.33%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	113		$19,390,750.09	3.75%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		HOMEBANC MORTGAGE CORPORATION	8		$986,630.87	0.19%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		HOMESIDE LENDING	5		$887,124.83	0.17%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		INDYMAC BANK	1		$148,721.92	0.03%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ING DIRECT	1		$36,467.91	0.01%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		IRWIN HOME EQUITY	296		$62,382,381.38	12.08%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		LIBERTY	7		$467,160.17	0.09%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MATRIX	2		$235,625.63	0.05%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MELLON BANK	1		$13,351.66	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MONUMENT MORTGAGE	2		$233,438.87	0.05%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MORTGAGE ACCESS CORPORATION DBA WEICHART FINANCI	103		$21,487,368.90	4.16%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MORTGAGE ENTERPRISE	1		$206,278.32	0.04%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MORTGAGE IT LENDING	78		$14,887,437.25	2.88%	1		$91,123.00	0.22%	-		$-	0.00%	-		$-	0.00%	1		$91,123.00	0.22%	-		$-	0.00%	-		$-	0.00%
		NATIONAL AMERIC	3		$311,810.25	0.06%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NATIONAL CITY MORTGAGE CO.	32		$7,834,054.11	1.52%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PROVIDENT SAVINGS BANK FSB	12		$542,785.86	0.11%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		QUICKEN LOANS INC	1		$48,326.18	0.01%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		REPUBLIC MTGE INS CO	14		$1,747,149.46	0.34%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		RESOURCE BANCSHARES	9		$1,182,367.38	0.23%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SANDERS MORRIS HARRIS	2		$95,624.01	0.02%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SIB MORTGAGE	15		$2,737,620.72	0.53%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SOUTHSTAR HOMESTAR	9		$865,893.59	0.17%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SOVEREIGN BANK	32		$2,302,639.49	0.45%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		STERLING CAPITAL	56		$1,683,929.05	0.33%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SUNTRUST MORTGAGE, INC.	4		$518,524.69	0.10%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SUPERIOR BANK	191		$11,768,557.99	2.28%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		TAYLOR BEAN & WHITAKER MORTGAGE CORP	2		$185,901.52	0.04%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		TLP FUNDING DBA BETTERLOANS.COM	1		$210,252.07	0.04%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		U.S. MORTGAGE CORPORATION	1		$53,073.33	0.01%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		WACHOVIA SECURTIES (FIRST UNION)	20		$1,419,423.24	0.27%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		WAMU	246		$45,183,970.91	8.75%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		WELLS FARGO (NORWEST)	808		$117,157,602.79	22.68%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
Total			4,838		$516,464,500.78	100.00%	1		$91,123.00	0.22%	-		$-	0.00%	-		$-	0.00%	1		$91,123.00	0.22%	-		$-	0.00%	-		$-	0.00%
BSABS 2003-AC4 CIK#: 0001261648	X	ALLIANCE MORTGAGE BANKING CORPORATION	2		$889,480.35	0.10%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ALLIED MORTGAGE GROUP	33		$5,166,203.82	0.60%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ALTERNA MORTGAGE COMPANY	5		$1,240,553.72	0.14%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		AMERICAN HOME MORTGAGE	44		$10,073,529.50	1.17%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		AMERICAN MORTGAGE EXPRESS	2		$688,067.68	0.08%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		AMERICAN MORTGAGE NETWORK	59		$11,501,777.71	1.33%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		BAYROCK MORTGAGE CORPORATION	10		$1,162,140.85	0.13%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		COMUNITY LENDING	1		$397,559.99	0.05%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		EMC Mortgage	522		$139,813,792.14	16.22%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST GUARANTY MORTGAGE CORPORATION	14		$2,997,350.38	0.35%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST HORIZON HOME LOAN CORPORATION	268		$52,420,047.44	6.08%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST INTERSTATE FINANCIAL	6		$1,111,925.47	0.13%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST NATIONAL BANK OF NEVADA	16		$3,777,583.79	0.44%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FLICK MORTGAGE INVESTORS, INC	6		$851,967.13	0.10%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		GMAC MORTGAGE CORPORATION	6		$1,229,047.55	0.14%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	692		$202,802,703.22	23.53%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		HOMEBANC MORTGAGE CORPORATION	3		$1,908,323.84	0.22%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MARKET STREET MTG CORP	15		$6,029,632.64	0.70%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MONUMENT MORTGAGE	6		$882,276.68	0.10%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MORTGAGE IT LENDING	357		$59,420,786.21	6.90%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NATIONAL CITY MORTGAGE CO.	5		$591,761.23	0.07%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NETBANK AS SUCCESSOR BY MERGER TO RBMG, INC.	207		$38,854,394.95	4.51%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PACIFIC REPUBLIC MORTGAGE	2		$1,046,127.01	0.12%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PHH MORTGAGE	164		$41,680,075.82	4.84%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PROVIDENT SAVINGS BANK FSB	4		$1,063,670.88	0.12%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SIB MORTGAGE	72		$16,039,034.55	1.86%	1		$2,579.46	3.58E-05	-		$-	0.00%	-		$-	0.00%	1		$2,579.46	3.58E-05	-		$-	0.00%	-		$-	0.00%
		SIERRA PACIFIC	349		$71,018,789.35	8.24%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		STERLING CAPITAL	1		$488,590.04	0.06%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		TRIDENT MORTGAGE COMPANY LP	3		$528,752.43	0.06%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		US BANK HOME MORTGAGE	179		$30,431,166.22	3.53%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		WATERFIELD MORTGAGE COMPANY ( FLOW)	712		$155,613,225.60	18.06%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
Total			3,765		$861,720,338.19	100.00%	1		$2,579.46	3.58E-05	-		$-	0.00%	-		$-	0.00%	1		$2,579.46	3.58E-05	-		$-	0.00%	-		$-	0.00%
BSABS 2003-AC5 CIK#: 0001265697	X	ALLIED MORTGAGE GROUP	63		$7,392,905.41	1.25%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ALTERNA MORTGAGE COMPANY	24		$4,211,118.54	0.71%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		AMERICAN HOME MORTGAGE	7		$1,315,692.05	0.22%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		BANCMORTGAGE FINANCIAL CORPORATION	1		$103,854.37	0.02%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		BAYROCK MORTGAGE CORPORATION	61		$7,849,497.77	1.33%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		CHAPEL MORTGAGE CORPORATION	2		$384,802.35	0.07%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		CITIMORTGAGE, INC	513		$77,594,032.79	13.17%	1		$2,737.91	0.00%	-		$-	0.00%	-		$-	0.00%	1		$2,737.91	0.00%	-		$-	0.00%	-		$-	0.00%
		COMUNITY LENDING	55		$11,112,094.25	1.89%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		EMC Mortgage	932		$192,684,100.70	32.70%	1		$114,599.95	0.16%	-		$-	0.00%	-		$-	0.00%	1		$114,599.95	0.16%	-		$-	0.00%	-		$-	0.00%
		FIRST GUARANTY MORTGAGE CORPORATION	6		$514,126.05	0.09%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST HORIZON HOME LOAN CORPORATION	1		$202,224.48	0.03%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FIRST NATIONAL BANK OF NEVADA	5		$738,641.37	0.13%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		FLICK MORTGAGE INVESTORS, INC	4		$440,192.02	0.07%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	356		$93,129,851.65	15.81%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		HOMEBANC MORTGAGE CORPORATION	25		$3,403,661.56	0.58%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MARKET STREET MTG CORP	153		$23,285,047.31	3.95%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MORTGAGE IT LENDING	219		$33,249,785.04	5.64%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NETBANK AS SUCCESSOR BY MERGER TO RBMG, INC.	4		$788,872.23	0.13%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PROVIDENT SAVINGS BANK FSB	13		$2,459,721.14	0.42%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SIB MORTGAGE	9		$1,564,141.75	0.27%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		THE MORTGAGE STORE FINANCIAL, INC.	2		$362,556.09	0.06%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		US BANK HOME MORTGAGE	1		$219,862.31	0.04%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		WATERFIELD MORTGAGE COMPANY ( FLOW)	672		$126,211,350.24	21.42%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
Total			3,128		$589,218,131.47	100.00%	2		$117,337.86	0.17%	-		$-	0.00%	-		$-	0.00%	2		$117,337.86	0.17%	-		$-	0.00%	-		$-	0.00%
BSABS 2003-AC7 CIK#: 0001274914	X	ALLIED MORTGAGE GROUP	50		$5,181,699.79	0.73%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		ALTERNA MORTGAGE COMPANY	23		$3,605,795.73	0.51%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		AMERICAN HOME MORTGAGE	110		$21,449,196.58	3.02%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		AMERICAN MORTGAGE NETWORK	152		$34,029,152.30	4.79%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		BAYROCK MORTGAGE CORPORATION	37		$3,699,559.32	0.52%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		EMC Mortgage	776		$161,777,483.16	22.78%	1		$78,608.45	0.11%	-		$-	0.00%	-		$-	0.00%	1		$78,608.45	0.11%	-		$-	0.00%	-		$-	0.00%
		FIRST INTERSTATE FINANCIAL	6		$2,139,377.43	0.30%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	252		$88,569,405.64	12.47%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		HOMEBANC MORTGAGE CORPORATION	13		$2,833,427.56	0.40%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MARKET STREET MTG CORP	47		$10,071,453.40	1.42%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		MORTGAGE IT LENDING	42		$11,539,223.30	1.62%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NATION ONE MORTGAGE COMPANY	19		$3,193,951.90	0.45%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		NETBANK AS SUCCESSOR BY MERGER TO RBMG, INC.	43		$11,216,621.36	1.58%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PHH MORTGAGE	212		$41,048,216.72	5.78%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		PROVIDENT SAVINGS BANK FSB	27		$6,144,246.36	0.87%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SECURED BANKERS MORTGAGE COMPANY	30		$7,211,963.86	1.02%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SHASTA FINANCIAL SERVICES, INC.	1		$65,289.72	0.01%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SIB MORTGAGE	629		$138,268,391.18	19.47%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SOUTH PACIFIC FINANCIAL CORP	42		$8,661,271.83	1.22%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		SYNOVUS MORTGAGE CORP.	5		$615,830.99	0.09%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		THE HUNTINGTON NATIONAL BANK	26		$4,348,215.58	0.61%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		THE MORTGAGE STORE FINANCIAL, INC.	2		$218,797.16	0.03%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		TRIDENT MORTGAGE COMPANY LP	2		$323,572.99	0.05%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%	-		$-	0.00%
		WATERFIELD MORTGAGE COMPANY ( FLOW)	774		$143,976,068.38	20.27%	2		$84,675.30	0.11%	-		$-	0.00%	-		$-	0.00%	2		$84,675.30	0.11%	-		$-	0.00%	-		$-	0.00%
Total			3,320		$710,188,212.24	100.00%	3		$163,283.75	0.22%	-		$-	0.00%	-		$-	0.00%	3		$163,283.75	0.22%	-		$-	0.00%	-		$-	0.00%
Grand Total			17,682		$3,233,885,494.68	0.00%	8		$377,036.43	0.00%	-		$-	0.00%	-		$-	0.00%	8		$377,036.43	0.00%	-		$-	0.00%	-		$-	0.00%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) In certain cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The Securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Except as otherwise indicated in this exhibit, the outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period. All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(5) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(8) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.